Fees Summary	May 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,662,444.88
Previously Paid Amount	0.00
Total Fee Amount	3,820.18
Total Offset Amount	0.00
Net Fee	$ 3,820.18